Equity Capital and Earnings Per share - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 19, 2025	May 07, 2024	Feb. 20, 2024	Dec. 31, 2024	Dec. 31, 2023
NCIB
Disclosure of Dividends [line items]
Stock repurchased and retired during period shares				82,800,000	62,600,000
Total cost of shares				$ 3,212	$ 1,595
Tax incurred on repurchases shares				$ 60
Options and Deferred Share Units
Disclosure of Dividends [line items]
Number of instruments outstanding in a share based payment arrangement				12,000,000	17,000,000
Common shares | Major ordinary share transactions
Disclosure of Dividends [line items]
Dividend declared but not paid	$ 0.44
NCIB 2024
Disclosure of Dividends [line items]
Common stock shares authorized for repurchase			50,000,000
NCIB 2024 | Top of range
Disclosure of Dividends [line items]
Common stock shares authorized for repurchase		90,000,000
NCIB 2024 | Major ordinary share transactions
Disclosure of Dividends [line items]
Percentage of the companys issued and outstanding common shares			2.80%
NCIB 2024 | Major ordinary share transactions | Top of range
Disclosure of Dividends [line items]
Percentage of the companys issued and outstanding common shares		5.00%
NCIB 2023 and NCIB 2024 | Issued capital
Disclosure of Dividends [line items]
Increase decrease through treasury share transactions				$ 990	$ 745
NCIB 2023 and NCIB 2024 | Retained earnings
Disclosure of Dividends [line items]
Increase decrease through treasury share transactions				$ 2,282	$ 850
NCIB 2022 | NCIB
Disclosure of Dividends [line items]
Stock repurchased and retired during period shares					6,900,000
Total cost of shares					$ 175
NCIB 2025
Disclosure of Dividends [line items]
Common stock shares authorized for repurchase	51,500,000
NCIB 2025 | Major ordinary share transactions
Disclosure of Dividends [line items]
Percentage of the companys issued and outstanding common shares	3.00%